Expense by nature (Tables)	12 Months Ended
Dec. 31, 2025
Expense By Nature
Schedule of Expense by nature

	As of December 31	As of December 31
	2025	2024
	USD	USD

Advertisement publishing cost	41,905,250	20,057,933
Software technology cost	13,178,874	13,084,218
Other service cost	458,377	199,704
Cost of providing services	55,542,501	33,341,855

Warrant Expense	5,600,000	-
Staff cost	426,859	288,810
Research and Development	325,513	-
Lease Expense	163,308	-
Professional fees	29,720	50,888
Promotion cost	7,254	102,922
Office expense	6,811	82,531
Others	11,722	931
General and administrative expenses	6,571,187	526,082